American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2023

Equity Growth Fund - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.0%
General Dynamics Corp.	14,769	3,263,506
Lockheed Martin Corp.	53,130	21,728,045
Textron, Inc.	53,312	4,165,799
		29,157,350
Air Freight and Logistics — 1.4%
Expeditors International of Washington, Inc.	36,903	4,230,191
FedEx Corp.	18,632	4,935,989
United Parcel Service, Inc., Class B	67,555	10,529,798
		19,695,978
Automobiles — 1.0%
Tesla, Inc.(1)	58,361	14,603,089
Banks — 2.8%
Bank of America Corp.	199,785	5,470,113
JPMorgan Chase & Co.	162,191	23,520,939
U.S. Bancorp	129,886	4,294,031
Wells Fargo & Co.	190,295	7,775,454
		41,060,537
Beverages — 1.7%
Coca-Cola Co.	327,187	18,315,928
PepsiCo, Inc.	35,838	6,072,391
		24,388,319
Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.(1)	130,565	2,720,975
Amgen, Inc.	21,189	5,694,756
Exelixis, Inc.(1)	253,406	5,536,921
Gilead Sciences, Inc.	92,982	6,968,071
Regeneron Pharmaceuticals, Inc.(1)	15,841	13,036,509
Vertex Pharmaceuticals, Inc.(1)	60,020	20,871,355
		54,828,587
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	211,711	26,912,702
Building Products — 0.8%
Builders FirstSource, Inc.(1)	45,375	5,648,734
Masco Corp.	45,314	2,422,033
Owens Corning	22,960	3,131,974
		11,202,741
Capital Markets — 1.1%
Cboe Global Markets, Inc.	30,137	4,707,701
Franklin Resources, Inc.	106,573	2,619,564
LPL Financial Holdings, Inc.	9,329	2,217,037
Morgan Stanley	13,214	1,079,187
MSCI, Inc.	5,902	3,028,198
T. Rowe Price Group, Inc.	20,503	2,150,150
		15,801,837
Chemicals — 1.1%
Dow, Inc.	150,495	7,759,522
LyondellBasell Industries NV, Class A	87,114	8,249,696
		16,009,218

Commercial Services and Supplies — 0.3%
Republic Services, Inc.	30,671	4,370,924
Communications Equipment — 1.5%
Cisco Systems, Inc.	401,212	21,569,157
Consumer Finance — 1.1%
American Express Co.	70,480	10,514,911
Capital One Financial Corp.	26,653	2,586,674
Synchrony Financial	101,682	3,108,419
		16,210,004
Consumer Staples Distribution & Retail — 1.3%
Kroger Co.	190,391	8,519,997
Walmart, Inc.	66,282	10,600,481
		19,120,478
Distributors — 0.3%
LKQ Corp.	84,092	4,163,395
Diversified Consumer Services — 0.1%
H&R Block, Inc.	45,349	1,952,728
Electric Utilities — 0.6%
Edison International	29,569	1,871,422
Entergy Corp.	25,964	2,401,670
FirstEnergy Corp.	132,741	4,537,087
		8,810,179
Electrical Equipment — 0.4%
Acuity Brands, Inc.	14,533	2,475,115
Atkore, Inc.(1)	24,438	3,645,905
		6,121,020
Energy Equipment and Services — 0.3%
ChampionX Corp.	107,204	3,818,607
Entertainment — 1.5%
Electronic Arts, Inc.	89,495	10,775,198
Netflix, Inc.(1)	28,953	10,932,653
		21,707,851
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(1)	49,033	17,176,260
Mastercard, Inc., Class A	12,913	5,112,386
PayPal Holdings, Inc.(1)	143,277	8,375,974
Visa, Inc., Class A	121,236	27,885,492
		58,550,112
Food Products — 0.3%
Archer-Daniels-Midland Co.	33,139	2,499,343
General Mills, Inc.	28,447	1,820,324
		4,319,667
Gas Utilities — 0.1%
Atmos Energy Corp.	15,177	1,607,700
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	201,068	9,247,117
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories	200,870	19,454,259
Lantheus Holdings, Inc.(1)	97,173	6,751,580
Medtronic PLC	56,071	4,393,724
		30,599,563
Health Care Providers and Services — 4.2%
Cardinal Health, Inc.	66,459	5,769,970
Centene Corp.(1)	14,629	1,007,645
Cigna Group	14,201	4,062,480

Elevance Health, Inc.	19,097	8,315,216
Humana, Inc.	19,891	9,677,369
McKesson Corp.	17,715	7,703,368
UnitedHealth Group, Inc.	47,877	24,139,105
		60,675,153
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	26,178	5,325,914
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	244,715	3,932,570
Hotels, Restaurants and Leisure — 2.4%
Booking Holdings, Inc.(1)	4,998	15,413,582
Darden Restaurants, Inc.	26,835	3,843,308
Expedia Group, Inc.(1)	95,814	9,875,549
Starbucks Corp.	27,462	2,506,457
Yum! Brands, Inc.	21,619	2,701,078
		34,339,974
Household Durables — 0.5%
Lennar Corp., Class A	43,631	4,896,707
PulteGroup, Inc.	22,809	1,689,007
		6,585,714
Household Products — 3.3%
Colgate-Palmolive Co.	214,429	15,248,046
Kimberly-Clark Corp.	146,474	17,701,383
Procter & Gamble Co.	105,455	15,381,666
		48,331,095
Industrial REITs — 0.1%
Prologis, Inc.	12,455	1,397,576
Insurance — 1.7%
Arch Capital Group Ltd.(1)	32,652	2,602,691
Everest Group Ltd.	17,107	6,358,159
Marsh & McLennan Cos., Inc.	59,688	11,358,626
Travelers Cos., Inc.	30,741	5,020,313
		25,339,789
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A(1)	239,489	31,339,531
Alphabet, Inc., Class C(1)	215,204	28,374,647
Meta Platforms, Inc., Class A(1)	143,987	43,226,337
		102,940,515
IT Services — 2.0%
Accenture PLC, Class A	53,647	16,475,530
Cognizant Technology Solutions Corp., Class A	79,776	5,404,027
International Business Machines Corp.	47,954	6,727,946
		28,607,503
Life Sciences Tools and Services — 1.1%
IQVIA Holdings, Inc.(1)	36,029	7,088,706
Medpace Holdings, Inc.(1)	14,950	3,619,843
Mettler-Toledo International, Inc.(1)	5,253	5,820,692
		16,529,241
Machinery — 2.3%
Caterpillar, Inc.	22,871	6,243,783
Cummins, Inc.	18,596	4,248,442
Mueller Industries, Inc.	31,802	2,390,238
Otis Worldwide Corp.	84,934	6,821,050
PACCAR, Inc.	33,886	2,880,988
Parker-Hannifin Corp.	17,523	6,825,559

Snap-on, Inc.	14,947	3,812,382
		33,222,442
Media — 1.3%
Charter Communications, Inc., Class A(1)	4,226	1,858,679
Comcast Corp., Class A	400,150	17,742,651
		19,601,330
Metals and Mining — 0.3%
Nucor Corp.	19,868	3,106,362
Steel Dynamics, Inc.	17,033	1,826,278
		4,932,640
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	43,766	3,743,306
DTE Energy Co.	14,333	1,422,980
		5,166,286
Oil, Gas and Consumable Fuels — 5.5%
Cheniere Energy, Inc.	43,673	7,247,971
Chevron Corp.	14,038	2,367,087
ConocoPhillips	75,905	9,093,419
Coterra Energy, Inc.	162,032	4,382,966
Diamondback Energy, Inc.	45,345	7,023,033
EOG Resources, Inc.	94,343	11,958,919
Exxon Mobil Corp.	105,153	12,363,890
Marathon Petroleum Corp.	141,417	21,402,049
Valero Energy Corp.	23,583	3,341,947
		79,181,281
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	41,310	2,397,632
Eli Lilly & Co.	9,790	5,258,503
Johnson & Johnson	56,461	8,793,801
Merck & Co., Inc.	245,492	25,273,401
		41,723,337
Professional Services — 0.2%
TriNet Group, Inc.(1)	23,238	2,706,762
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	102,628	7,580,104
Retail REITs — 0.5%
Simon Property Group, Inc.	71,001	7,670,238
Semiconductors and Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.(1)	107,363	11,039,064
Broadcom, Inc.	33,358	27,706,488
Enphase Energy, Inc.(1)	23,116	2,777,387
KLA Corp.	23,824	10,927,116
Microchip Technology, Inc.	211,045	16,472,062
NVIDIA Corp.	75,139	32,684,714
NXP Semiconductors NV	66,887	13,372,049
Skyworks Solutions, Inc.	35,778	3,527,353
		118,506,233
Software — 11.0%
Adobe, Inc.(1)	51,787	26,406,191
Autodesk, Inc.(1)	37,834	7,828,233
Intuit, Inc.	25,446	13,001,379
Microsoft Corp.	238,489	75,302,902
Oracle Corp. (New York)	58,198	6,164,332
Salesforce, Inc.(1)	70,206	14,236,373
ServiceNow, Inc.(1)	23,143	12,936,011

Synopsys, Inc.(1)	6,409	2,941,539
		158,816,960
Specialty Retail — 3.7%
Home Depot, Inc.	48,239	14,575,896
Lowe's Cos., Inc.	88,191	18,329,618
O'Reilly Automotive, Inc.(1)	11,804	10,728,183
TJX Cos., Inc.	50,807	4,515,726
Ulta Beauty, Inc.(1)	13,944	5,569,931
		53,719,354
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	573,536	98,195,099
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc.(1)	82,532	6,368,994
GMS, Inc.(1)	38,415	2,457,408
		8,826,402
TOTAL COMMON STOCKS (Cost $1,076,288,332)		1,439,682,372
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,796	17,796
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $1,274,423), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $1,243,917)		1,243,373
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $8,243,736), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $8,085,563)		8,082,000
		9,325,373
TOTAL SHORT-TERM INVESTMENTS (Cost $9,343,169)		9,343,169
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,085,631,501)		1,449,025,541
OTHER ASSETS AND LIABILITIES†		(143,936)
TOTAL NET ASSETS — 100.0%		$1,448,881,605

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,439,682,372	—	—
Short-Term Investments	17,796	$9,325,373	—
	$1,439,700,168	$9,325,373	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.